Distribution Date:	10/18/24	Wells Fargo Commercial Mortgage Trust 2019-C52
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2019-C52

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-15		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: WFCM 2019-C52 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002MAS8	1.987000%	26,626,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002MAT6	2.736000%	43,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95002MAU3	2.631000%	28,568,000.00	2,340,486.80	53,749.26	5,131.52	0.00	0.00	58,880.78	2,286,737.54	33.71%	30.00%
A-SB	95002MAV1	2.833000%	47,444,000.00	46,092,824.87	798,197.42	108,817.48	0.00	0.00	907,014.90	45,294,627.45	33.71%	30.00%
A-4	95002MAW9	2.643000%	177,000,000.00	177,000,000.00	0.00	389,842.50	0.00	0.00	389,842.50	177,000,000.00	33.71%	30.00%
A-5	95002MAX7	2.892000%	306,623,000.00	306,623,000.00	0.00	738,961.43	0.00	0.00	738,961.43	306,623,000.00	33.71%	30.00%
A-S	95002MBA6	3.143000%	93,400,000.00	93,400,000.00	0.00	244,630.17	0.00	0.00	244,630.17	93,400,000.00	22.05%	19.63%
B	95002MBB4	3.375000%	45,012,000.00	45,012,000.00	0.00	126,596.25	0.00	0.00	126,596.25	45,012,000.00	16.43%	14.63%
C	95002MBC2	3.561000%	34,254,000.00	34,254,000.00	0.00	101,648.75	0.00	0.00	101,648.75	34,254,000.00	12.16%	10.82%
D-RR	95002MAA7	4.362294%	25,387,000.00	25,387,000.00	0.00	92,287.97	0.00	0.00	92,287.97	25,387,000.00	8.99%	8.00%
E-RR	95002MAE9	4.362294%	16,879,000.00	16,879,000.00	0.00	61,359.31	0.00	0.00	61,359.31	16,879,000.00	6.88%	6.13%
F-RR	95002MAG4	4.362294%	15,754,000.00	15,754,000.00	0.00	57,269.66	0.00	0.00	57,269.66	15,754,000.00	4.92%	4.38%
G-RR	95002MAJ8	4.362294%	9,003,000.00	9,003,000.00	0.00	32,728.11	0.00	0.00	32,728.11	9,003,000.00	3.79%	3.38%
H-RR*	95002MAL3	4.362294%	30,383,221.00	30,383,221.00	0.00	19,176.97	0.00	0.00	19,176.97	30,383,221.00	0.00%	0.00%
V	95002MAN9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002MAQ2	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,240,421.00	802,128,532.67	851,946.68	1,978,450.12	0.00	0.00	2,830,396.80	801,276,585.99

X-A	95002MAY5	1.559389%	630,168,000.00	532,056,311.67	0.00	691,402.32	0.00	0.00	691,402.32	531,204,364.99
X-B	95002MAZ2	1.075891%	172,666,000.00	172,666,000.00	0.00	154,808.12	0.00	0.00	154,808.12	172,666,000.00
Notional SubTotal			802,834,000.00	704,722,311.67	0.00	846,210.44	0.00	0.00	846,210.44	703,870,364.99

Deal Distribution Total					851,946.68	2,824,660.56	0.00	0.00	3,676,607.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002MAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002MAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95002MAU3	81.92686922	1.88144987	0.17962475	0.00000000	0.00000000	0.00000000	0.00000000	2.06107463	80.04541935
A-SB	95002MAV1	971.52063211	16.82399081	2.29359835	0.00000000	0.00000000	0.00000000	0.00000000	19.11758916	954.69664130
A-4	95002MAW9	1,000.00000000	0.00000000	2.20250000	0.00000000	0.00000000	0.00000000	0.00000000	2.20250000	1,000.00000000
A-5	95002MAX7	1,000.00000000	0.00000000	2.41000000	0.00000000	0.00000000	0.00000000	0.00000000	2.41000000	1,000.00000000
A-S	95002MBA6	1,000.00000000	0.00000000	2.61916670	0.00000000	0.00000000	0.00000000	0.00000000	2.61916670	1,000.00000000
B	95002MBB4	1,000.00000000	0.00000000	2.81250000	0.00000000	0.00000000	0.00000000	0.00000000	2.81250000	1,000.00000000
C	95002MBC2	1,000.00000000	0.00000000	2.96750015	0.00000000	0.00000000	0.00000000	0.00000000	2.96750015	1,000.00000000
D-RR	95002MAA7	1,000.00000000	0.00000000	3.63524520	0.00000000	0.00000000	0.00000000	0.00000000	3.63524520	1,000.00000000
E-RR	95002MAE9	1,000.00000000	0.00000000	3.63524557	0.00000000	0.00000000	0.00000000	0.00000000	3.63524557	1,000.00000000
F-RR	95002MAG4	1,000.00000000	0.00000000	3.63524565	0.00000000	0.00000000	0.00000000	0.00000000	3.63524565	1,000.00000000
G-RR	95002MAJ8	1,000.00000000	0.00000000	3.63524492	0.00000000	0.00000000	0.00000000	0.00000000	3.63524492	1,000.00000000
H-RR	95002MAL3	1,000.00000000	0.00000000	0.63116975	3.00407584	12.32099553	0.00000000	0.00000000	0.63116975	1,000.00000000
V	95002MAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002MAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002MAY5	844.30867907	0.00000000	1.09717142	0.00000000	0.00000000	0.00000000	0.00000000	1.09717142	842.95674327
X-B	95002MAZ2	1,000.00000000	0.00000000	0.89657559	0.00000000	0.00000000	0.00000000	0.00000000	0.89657559	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/24 - 09/30/24	30	0.00	5,131.52	0.00	5,131.52	0.00	0.00	0.00	5,131.52	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	108,817.48	0.00	108,817.48	0.00	0.00	0.00	108,817.48	0.00
A-4	09/01/24 - 09/30/24	30	0.00	389,842.50	0.00	389,842.50	0.00	0.00	0.00	389,842.50	0.00
A-5	09/01/24 - 09/30/24	30	0.00	738,961.43	0.00	738,961.43	0.00	0.00	0.00	738,961.43	0.00
X-A	09/01/24 - 09/30/24	30	0.00	691,402.32	0.00	691,402.32	0.00	0.00	0.00	691,402.32	0.00
X-B	09/01/24 - 09/30/24	30	0.00	154,808.12	0.00	154,808.12	0.00	0.00	0.00	154,808.12	0.00
A-S	09/01/24 - 09/30/24	30	0.00	244,630.17	0.00	244,630.17	0.00	0.00	0.00	244,630.17	0.00
B	09/01/24 - 09/30/24	30	0.00	126,596.25	0.00	126,596.25	0.00	0.00	0.00	126,596.25	0.00
C	09/01/24 - 09/30/24	30	0.00	101,648.75	0.00	101,648.75	0.00	0.00	0.00	101,648.75	0.00
D-RR	09/01/24 - 09/30/24	30	0.00	92,287.97	0.00	92,287.97	0.00	0.00	0.00	92,287.97	0.00
E-RR	09/01/24 - 09/30/24	30	0.00	61,359.31	0.00	61,359.31	0.00	0.00	0.00	61,359.31	0.00
F-RR	09/01/24 - 09/30/24	30	0.00	57,269.66	0.00	57,269.66	0.00	0.00	0.00	57,269.66	0.00
G-RR	09/01/24 - 09/30/24	30	0.00	32,728.11	0.00	32,728.11	0.00	0.00	0.00	32,728.11	0.00
H-RR	09/01/24 - 09/30/24	30	282,052.70	110,450.46	0.00	110,450.46	91,273.50	0.00	0.00	19,176.97	374,351.53
Totals			282,052.70	2,915,934.05	0.00	2,915,934.05	91,273.50	0.00	0.00	2,824,660.56	374,351.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,676,607.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,927,360.17	Master Servicing Fee	4,723.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,923.84
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	334.22
ARD Interest	0.00	Operating Advisor Fee	954.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	200.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,927,360.17	Total Fees	11,426.14

Principal		Expenses/Reimbursements
Scheduled Principal	851,946.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	80,930.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,093.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	249.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	851,946.68	Total Expenses/Reimbursements	91,273.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,824,660.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	851,946.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,676,607.24
Total Funds Collected	3,779,306.85	Total Funds Distributed	3,779,306.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	802,128,533.22	802,128,533.22	Beginning Certificate Balance	802,128,532.67
(-) Scheduled Principal Collections	851,946.68	851,946.68	(-) Principal Distributions	851,946.68
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	801,276,586.54	801,276,586.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	802,549,038.28	802,549,038.28	Ending Certificate Balance	801,276,585.99
Ending Actual Collateral Balance	801,614,899.54	801,614,899.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP	Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP
1,000,000 or less	1	931,000.00	0.12%	58	5.5300	1.641700	Unknown	3	16,870,757.73	2.11%	57	4.5900	NAP
1,000,001 to 2,000,000	1	1,137,705.80	0.14%	56	4.7500	2.656500	1.40 or less	10	109,587,734.25	13.68%	57	4.5265	0.572710
2,000,001 to 3,000,000	2	4,367,037.57	0.55%	57	4.5044	1.668748	1.41 to 1.50	5	62,389,340.50	7.79%	56	4.9204	1.447982
3,000,001 to 4,000,000	7	24,739,738.85	3.09%	56	4.7696	1.907004	1.51 to 1.60	5	62,347,536.61	7.78%	45	4.7609	1.581573
4,000,001 to 5,000,000	7	31,035,183.56	3.87%	57	4.7355	2.006880	1.61 to 1.70	7	86,229,046.94	10.76%	58	4.4233	1.680543
5,000,001 to 6,000,000	6	32,881,144.83	4.10%	57	4.6438	1.464351	1.71 to 1.80	3	25,494,242.22	3.18%	57	4.6418	1.799867
6,000,001 to 7,000,000	4	25,889,932.07	3.23%	57	4.4133	2.435550	1.81 to 1.90	3	17,464,256.16	2.18%	57	4.6495	1.858597
7,000,001 to 8,000,000	4	30,052,459.49	3.75%	48	4.2344	2.729318	1.91 to 2.00	2	15,603,576.58	1.95%	58	4.9780	1.936378
8,000,001 to 9,000,000	8	68,867,871.78	8.59%	57	4.4898	2.115448	2.01 to 2.50	6	120,324,540.97	15.02%	57	3.9559	2.201637
9,000,001 to 10,000,000	2	19,083,584.85	2.38%	57	4.6386	0.972272	2.51 to 3.50	15	200,070,890.05	24.97%	55	4.0760	2.878886
10,000,001 to 15,000,000	2	23,331,679.38	2.91%	57	4.6726	1.174031	3.51 to 4.00	2	15,353,245.88	1.92%	58	4.1541	3.864574
15,000,001 to 20,000,000	6	105,464,711.28	13.16%	57	4.4962	1.982931	4.01 or greater	1	7,350,000.00	0.92%	57	3.8500	4.091100
20,000,001 to 30,000,000	7	175,528,964.66	21.91%	53	4.3648	1.497211	Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227
30,000,001 or greater	5	195,774,153.77	24.43%	57	3.9996	2.336259
Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	62,191,418.65	7.76%	57	4.6549	NAP	South Carolina	6	7,550,568.95	0.94%	58	4.1224	2.057017
Alabama	1	6,660,049.64	0.83%	58	5.1500	1.929500	Tennessee	3	39,137,230.50	4.88%	58	4.4940	0.618080
Arizona	2	21,689,712.61	2.71%	56	4.6788	1.752035	Texas	10	74,819,876.15	9.34%	57	4.3014	1.625113
California	27	174,188,572.44	21.74%	55	4.0633	2.385795	Utah	1	6,156,581.53	0.77%	57	4.6000	1.683200
Colorado	2	11,438,975.33	1.43%	57	4.8000	1.109500	Virginia	3	18,294,604.50	2.28%	57	4.0961	3.389163
Connecticut	1	5,135,681.06	0.64%	58	3.9900	2.543000	Washington	1	8,715,000.00	1.09%	55	4.3800	1.448700
Delaware	1	5,587,534.38	0.70%	58	4.5500	0.191300	West Virginia	1	6,673,300.90	0.83%	57	3.9500	2.141600
Florida	4	69,026,794.62	8.61%	47	4.4481	1.798463	Wyoming	1	4,200,000.00	0.52%	56	4.7500	3.418100
Georgia	5	46,126,550.21	5.76%	57	4.5894	2.053177	Totals	123	801,276,586.54	100.00%	56	4.3792	1.930227
Illinois	1	2,291,236.99	0.29%	57	4.3000	1.785300
									Property Type³
Indiana	1	4,964,347.95	0.62%	58	4.9900	1.789200
Iowa	3	1,138,664.60	0.14%	58	4.3000	3.773200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	9	7,276,305.70	0.91%	58	3.8090	2.188600		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	4,250,000.00	0.53%	58	4.6570	1.831800	Defeased	9	62,191,418.65	7.76%	57	4.6549	NAP
Massachusetts	1	5,249,762.81	0.66%	57	4.6600	1.652900	Industrial	15	80,983,177.58	10.11%	58	4.1261	2.503331
Michigan	4	37,543,652.20	4.69%	57	4.7704	1.381925	Lodging	10	91,816,308.14	11.46%	57	4.7573	1.667391
Minnesota	1	3,626,898.43	0.45%	57	4.6500	2.680200	Mixed Use	2	10,791,236.99	1.35%	56	4.2055	1.431791
Mississippi	8	9,216,030.61	1.15%	58	3.8090	2.188600	Multi-Family	4	47,226,054.00	5.89%	52	4.8373	1.705014
Nevada	1	7,030,398.34	0.88%	58	3.9900	2.543000	Office	17	276,427,437.94	34.50%	54	4.2065	1.749801
New Jersey	2	43,965,279.91	5.49%	58	4.1847	1.871292	Other	1	2,075,800.58	0.26%	56	4.7300	1.540100
New York	2	22,390,000.00	2.79%	57	4.9687	1.692166	Retail	28	179,297,655.47	22.38%	56	4.4391	2.228683
North Carolina	5	10,529,184.94	1.31%	57	4.5558	2.452714	Self Storage	37	50,467,497.44	6.30%	57	4.0857	2.529130
Ohio	2	10,371,640.12	1.29%	57	4.8359	1.898653	Totals	123	801,276,586.54	100.00%	56	4.3792	1.930227
Oklahoma	1	41,580,000.00	5.19%	57	4.0000	3.014700
Pennsylvania	3	22,260,732.73	2.78%	57	4.9197	1.731000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP	Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	1	18,000,000.00	2.25%	56	3.5700	3.348800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	177,253,721.19	22.12%	57	3.8877	2.630749	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	158,056,310.73	19.73%	57	4.1143	1.970626	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	71,811,742.60	8.96%	54	4.3873	1.985824	49 months or greater	62	739,085,167.89	92.24%	56	4.3561	1.942232
	4.501% to 4.750%	24	192,948,530.11	24.08%	53	4.6620	1.351467	Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227
	4.751% to 5.000%	8	79,613,192.31	9.94%	56	4.8615	1.591958
	5.001% to 5.250%	4	36,844,282.67	4.60%	57	5.1431	1.626612
	5.251% to 5.500%	1	3,626,388.28	0.45%	55	5.4000	1.612300
	5.501% or greater	1	931,000.00	0.12%	58	5.5300	1.641700
	Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP	Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP
	81 months or less	62	739,085,167.89	92.24%	56	4.3561	1.942232	Interest Only	37	538,684,286.01	67.23%	55	4.2462	2.250212
	82 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	200,400,881.88	25.01%	57	4.6513	1.114372
	Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	62,191,418.65	7.76%	57	4.6549	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	58	719,923,173.17	89.85%	56	4.3507	1.988246
	13 months to 24 months	1	2,291,236.99	0.29%	57	4.3000	1.785300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	3	16,870,757.73	2.11%	57	4.5900	NAP
	Totals	67	801,276,586.54	100.00%	56	4.3792	1.930227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	322150001	OF	Sunnyvale	CA	Actual/360	3.764%	156,043.36	0.00	0.00	07/06/29	06/06/34	--	49,750,000.00	49,750,000.00	10/06/24
2	300571969	RT	Norman	OK	Actual/360	4.000%	138,600.00	0.00	0.00	N/A	07/06/29	--	41,580,000.00	41,580,000.00	10/06/24
3	322150003	Various Various		CA	Actual/360	4.059%	129,451.02	0.00	0.00	N/A	05/06/29	--	38,270,810.35	38,270,810.35	10/06/24
4	322150004	LO	Atlanta	GA	Actual/360	4.590%	69,887.26	32,522.12	0.00	N/A	07/06/29	--	18,271,179.40	18,238,657.28	10/06/24
4A	322150104				Actual/360	4.590%	34,943.63	16,261.06	0.00	N/A	07/06/29	--	9,135,589.75	9,119,328.69	10/06/24
4B	322150204				Actual/360	4.590%	15,724.63	7,317.48	0.00	N/A	07/06/29	--	4,111,015.36	4,103,697.88	10/06/24
4C	322150304				Actual/360	4.590%	13,977.45	6,504.43	0.00	N/A	07/06/29	--	3,654,235.59	3,647,731.16	10/06/24
5	883101011	OF	Jacksonville	FL	Actual/360	4.420%	133,138.10	48,515.07	0.00	N/A	08/06/29	--	36,146,089.99	36,097,574.92	10/06/24
6	322150006	SS	Various	Various	Actual/360	3.809%	95,625.38	50,368.02	0.00	N/A	08/01/29	--	30,126,136.52	30,075,768.50	10/01/24
8	300571959	OF	Sugar Land	TX	Actual/360	4.690%	103,530.36	46,700.35	0.00	N/A	06/06/29	--	26,489,645.02	26,442,944.67	07/06/24
9	301741425	OF	Richardson	TX	Actual/360	4.040%	96,152.00	0.00	0.00	N/A	08/06/29	--	28,560,000.00	28,560,000.00	10/06/24
10	301741426	IN	Mahwah	NJ	Actual/360	4.250%	95,659.79	44,543.08	0.00	N/A	08/06/29	--	27,009,822.99	26,965,279.91	10/06/24
11	610947195	IN	Various	Various	Actual/360	3.990%	89,987.43	39,235.93	0.00	08/11/29	08/11/32	--	27,063,887.72	27,024,651.79	10/11/24
12	307331124	RT	Traverse City	MI	Actual/360	4.860%	92,719.18	35,657.27	0.00	N/A	06/06/29	--	22,893,624.66	22,857,967.39	10/06/24
13	301741423	OF	Memphis	TN	Actual/360	4.120%	75,394.36	41,760.04	0.00	N/A	08/06/29	--	21,959,521.02	21,917,760.98	05/06/24
14	307331144	IN	Various	Various	Actual/360	4.300%	32,393.09	86,685.35	0.00	N/A	08/06/29	--	9,039,931.23	8,953,245.88	10/06/24
15	307331134	OF	Tampa	FL	Actual/360	4.730%	85,895.08	31,204.49	0.00	N/A	08/06/26	--	21,791,564.41	21,760,359.92	10/06/24
16	28002235	IN	Various	Various	Actual/360	4.660%	74,393.27	33,928.60	0.00	N/A	06/06/29	--	19,157,065.77	19,123,137.17	10/06/24
17	307331116	MF	Brooklyn	NY	Actual/360	5.150%	80,468.75	0.00	0.00	N/A	07/06/29	--	18,750,000.00	18,750,000.00	10/06/24
18	883100997	OF	San Francisco	CA	Actual/360	3.570%	53,550.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	10/06/24
19	300571971	RT	Tucson	AZ	Actual/360	4.820%	72,300.00	0.00	0.00	N/A	05/06/29	--	18,000,000.00	18,000,000.00	10/06/24
20	28002252	MU	Atlanta	GA	Actual/360	4.673%	63,669.65	26,808.19	0.00	N/A	08/06/29	--	16,350,007.30	16,323,199.11	10/06/24
21	307331141	OF	Morristown	NJ	Actual/360	4.081%	57,814.86	0.00	0.00	N/A	08/06/29	--	17,000,000.00	17,000,000.00	10/06/24
22	28002256	MF	Auburn Hills	MI	Actual/360	4.610%	65,308.33	0.00	0.00	N/A	08/06/29	--	17,000,000.00	17,000,000.00	10/06/24
23	28002248	MF	Bethlehem	PA	Actual/360	4.750%	61,346.93	22,116.64	0.00	N/A	08/06/29	--	15,498,170.64	15,476,054.00	10/06/24
24	300571976	LO	Sacramento	CA	Actual/360	4.550%	45,174.07	21,336.63	0.00	N/A	07/06/29	--	11,914,040.68	11,892,704.05	10/06/24
26	28002241	LO	Colorado Springs	CO	Actual/360	4.800%	45,834.89	19,748.28	0.00	N/A	07/06/29	--	11,458,723.61	11,438,975.33	10/06/24
27	300571992	RT	Palm Springs	CA	Actual/360	4.683%	38,935.56	12,826.09	0.00	N/A	07/06/29	--	9,977,082.25	9,964,256.16	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	301741424	RT	Knoxville	TN	Actual/360	4.850%	36,208.36	15,241.59	0.00	N/A	08/06/29	--	8,958,768.53	8,943,526.94	10/06/24
29	300571968	LO	Sneads Ferry	NC	Actual/360	4.700%	34,627.03	15,473.38	0.00	N/A	07/06/29	--	8,840,944.95	8,825,471.57	10/06/24
31	28002257	OF	Southfield	MI	Actual/360	4.450%	30,679.44	18,422.57	0.00	N/A	08/06/29	--	8,273,107.38	8,254,684.81	10/06/24
32	28002233	RT	Lebanon	TN	Actual/360	5.100%	35,230.70	13,634.78	0.00	N/A	07/06/29	--	8,289,577.36	8,275,942.58	10/06/24
33	410948322	OF	Tacoma	WA	Actual/360	4.380%	31,809.75	0.00	0.00	N/A	05/11/29	--	8,715,000.00	8,715,000.00	10/11/24
34	310949794	MU	San Francisco	CA	Actual/360	4.180%	29,608.33	0.00	0.00	N/A	06/11/29	--	8,500,000.00	8,500,000.00	10/11/24
35	410949620	IN	Fairfield	CA	Actual/360	3.953%	27,671.00	0.00	0.00	N/A	06/11/29	--	8,400,000.00	8,400,000.00	10/11/24
36	301741419	OF	Burbank	CA	Actual/360	4.620%	30,800.00	0.00	0.00	N/A	07/06/29	--	8,000,000.00	8,000,000.00	10/06/24
37	301741420	OF	Pearland	TX	Actual/360	4.130%	24,831.93	12,629.71	0.00	N/A	08/06/29	--	7,215,089.20	7,202,459.49	10/06/24
38	410949357	MF	Sonoma	CA	Actual/360	4.300%	26,875.00	0.00	0.00	N/A	06/11/26	--	7,500,000.00	7,500,000.00	10/11/24
39	301741421	LO	Madison	AL	Actual/360	5.150%	28,650.74	15,851.46	0.00	N/A	08/06/29	--	6,675,901.10	6,660,049.64	10/06/24
40	883101013	RT	Princeton	WV	Actual/360	3.950%	22,009.42	13,106.34	0.00	N/A	07/06/29	--	6,686,407.24	6,673,300.90	10/06/24
41	410950333	OF	Leesburg	VA	Actual/360	3.850%	23,581.25	0.00	0.00	N/A	07/11/29	--	7,350,000.00	7,350,000.00	10/11/24
42	310950179	RT	Millcreek	UT	Actual/360	4.600%	23,642.25	10,961.24	0.00	N/A	07/11/29	--	6,167,542.77	6,156,581.53	10/11/24
43	410950340	SS	Leesburg	VA	Actual/360	3.950%	21,066.67	0.00	0.00	N/A	07/11/29	--	6,400,000.00	6,400,000.00	10/11/24
44	28002229	IN	Apex	NC	Actual/360	4.800%	25,112.10	7,941.82	0.00	N/A	06/06/29	04/06/29	6,278,024.19	6,270,082.37	10/06/24
45	307331135	OF	Christiana	DE	Actual/360	4.550%	21,221.55	9,358.08	0.00	N/A	08/06/29	--	5,596,892.46	5,587,534.38	10/06/24
46	300571972	IN	Anaheim	CA	Actual/360	4.220%	21,100.00	0.00	0.00	N/A	07/06/29	--	6,000,000.00	6,000,000.00	10/06/24
47	300571967	LO	Dublin	OH	Actual/360	5.000%	22,990.60	9,218.70	0.00	N/A	07/06/29	--	5,517,744.23	5,508,525.53	10/06/24
48	28002249	OF	Marlborough	MA	Actual/360	4.660%	20,422.54	9,261.05	0.00	N/A	07/06/29	--	5,259,023.86	5,249,762.81	10/06/24
49	28002255	MF	Grand Rapids	MI	Actual/360	4.750%	21,770.83	0.00	0.00	N/A	08/06/29	--	5,500,000.00	5,500,000.00	10/06/24
50	410949391	OF	Houston	TX	Actual/360	4.730%	19,882.02	8,742.32	0.00	N/A	08/11/29	--	5,044,064.43	5,035,322.11	10/11/24
51	307331136	LO	Shelbyville	IN	Actual/360	4.990%	20,677.83	8,277.54	0.00	N/A	08/06/29	--	4,972,625.49	4,964,347.95	10/06/24
52	300571981	RT	Columbus	OH	Actual/360	4.650%	18,868.86	6,268.43	0.00	N/A	08/06/29	--	4,869,383.02	4,863,114.59	10/06/24
53	28002259	SS	Prince George	VA	Actual/360	4.700%	17,825.36	6,550.62	0.00	N/A	08/06/29	--	4,551,155.12	4,544,604.50	10/06/24
54	410948482	SS	Santa Rosa	CA	Actual/360	4.780%	16,397.70	7,157.87	0.00	N/A	06/11/29	--	4,116,576.51	4,109,418.64	10/11/24
55	883100994	LO	Pooler	GA	Actual/360	5.000%	15,832.23	9,305.14	0.00	N/A	06/06/29	--	3,799,735.67	3,790,430.53	10/06/24
56	28002266	RT	Elkton	MD	Actual/360	4.657%	16,493.54	0.00	0.00	08/06/29	10/06/33	--	4,250,000.00	4,250,000.00	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	28002238	SS	Cheyenne	WY	Actual/360	4.750%	16,625.00	0.00	0.00	N/A	06/06/29	--	4,200,000.00	4,200,000.00	10/06/24
58	300571957	LO	Shippensburg	PA	Actual/360	5.400%	16,357.34	8,575.99	0.00	N/A	05/06/29	--	3,634,964.27	3,626,388.28	10/06/24
59	28002250	RT	Hutchinson	MN	Actual/360	4.650%	14,072.43	4,696.75	0.00	N/A	07/06/29	--	3,631,595.18	3,626,898.43	10/06/24
60	410949109	IN	Rochester	NY	Actual/360	4.035%	12,239.50	0.00	0.00	06/11/29	06/11/39	--	3,640,000.00	3,640,000.00	10/11/24
61	307331125	RT	Peckville	PA	Actual/360	5.200%	13,718.73	7,569.23	0.00	N/A	06/06/29	--	3,165,859.68	3,158,290.45	10/06/24
62	301741422	MU	San Diego	CA	Actual/360	4.500%	13,031.25	0.00	0.00	N/A	08/06/29	05/06/29	3,475,000.00	3,475,000.00	10/06/24
63	28002258	RT	Spartanburg	SC	Actual/360	4.537%	12,287.71	0.00	0.00	08/06/29	03/06/33	--	3,250,000.00	3,250,000.00	10/06/24
64	883101010	MU	Chicago	IL	Actual/360	4.300%	8,225.57	4,269.93	0.00	N/A	07/06/29	--	2,295,506.92	2,291,236.99	10/06/24
65	600950173	98	Adelanto	CA	Actual/360	4.730%	8,196.48	3,643.59	0.00	N/A	06/11/29	--	2,079,444.17	2,075,800.58	10/11/24
66	300571966	SS	Villa Rica	GA	Actual/360	4.750%	4,510.34	1,749.43	0.00	N/A	06/06/29	--	1,139,455.23	1,137,705.80	10/06/24
67	28002268	RT	Houghton Lake	MI	Actual/360	5.530%	4,290.36	0.00	0.00	08/06/29	12/06/33	--	931,000.00	931,000.00	10/06/24
Totals							2,927,360.17	851,946.68	0.00				802,128,533.22	801,276,586.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,246,957.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,373,609.04	2,705,884.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,373,744.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,564,201.45	5,110,857.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,174,185.86	1,507,643.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	17,252,518.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,236,847.00	107,076.99	01/01/24	06/30/24	04/11/24	6,685,252.11	133,111.73	123,788.21	370,312.06	0.00	0.00
9	3,166,227.35	1,844,061.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,347,287.57	741,576.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,958,105.05	1,512,428.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,475,045.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	7,805.06	01/01/24	06/30/24	10/11/24	15,989,379.87	54,830.25	62,040.51	530,473.42	0.00	0.00
14	1,455,509.25	783,313.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,386,862.10	1,765,668.49	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,394,890.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	14,563,898.78	7,774,769.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,612,220.08	2,622,370.89	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,592,568.13	1,540,679.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,553,038.02	791,537.39	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,390,991.25	1,143,307.56	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,090,795.00	1,075,723.11	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,803,872.65	828,250.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,022,241.00	628,291.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,673,843.46	1,653,501.87	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	605,033.77	187,336.62	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	984,091.85	469,227.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	704,397.78	344,911.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	567,496.26	254,207.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,116,570.00	576,386.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	410,843.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	417,395.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	839,653.98	499,556.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,120,109.15	1,187,702.93	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	836,483.33	489,526.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,029,399.08	622,727.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	691,374.42	367,508.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	974,352.14	515,812.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	537,761.55	75,423.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	762,156.45	361,440.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	3,103.92	0.00
47	587,076.61	669,496.94	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	637,465.53	316,306.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	492,984.42	195,734.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	611,235.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	689,894.29	715,133.22	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	582,113.67	313,571.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	398,088.24	210,019.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	844,642.77	433,796.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	540,744.89	504,309.48	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	368,600.00	184,300.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	722,674.16	354,114.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	1,147.17	0.00
58	382,842.55	522,560.62	07/01/23	06/30/24	--	0.00	4,651.12	0.00	0.00	0.00	0.00
59	426,599.13	243,340.07	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	489,944.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	663,973.12	379,732.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	282,270.00	141,135.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	142,938.26	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	241,380.00	113,899.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	191,614.14	102,324.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	87,295.15	43,648.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	175,719,777.25	46,511,115.45				22,674,631.98	192,593.10	185,828.72	900,785.48	4,251.09	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	1	26,442,944.67	1	21,917,760.98	1	21,917,760.98	0	0.00	0	0.00	0	0.00	0	0.00	4.379248%	4.347067%	56
09/17/24	0	0.00	0	0.00	2	48,449,166.04	1	21,959,521.02	0	0.00	0	0.00	0	0.00	0	0.00	4.379388%	4.347194%	57
08/16/24	0	0.00	1	21,998,629.17	1	26,532,720.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.379515%	4.347309%	58
07/17/24	1	22,037,599.07	0	0.00	1	26,575,622.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.379663%	4.347442%	59
06/17/24	0	0.00	1	26,621,806.32	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	4.400323%	4.368688%	58
05/17/24	1	26,664,350.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,729,189.65	0	0.00	4.400440%	4.368791%	59
04/17/24	0	0.00	0	0.00	1	26,710,188.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.399862%	4.368234%	60
03/15/24	0	0.00	0	0.00	1	26,752,376.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.399978%	4.368336%	61
02/16/24	0	0.00	1	26,801,350.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.400116%	4.368456%	62
01/18/24	1	26,843,172.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.410885%	4.393897%	62
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411005%	4.394016%	63
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.411136%	4.394147%	64
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	300571959	07/06/24	2	2	123,788.21	370,312.06	0.00	26,575,622.50	01/12/24	98
13	301741423	05/06/24	4	6	62,040.51	530,473.42	28,372.72	22,117,635.03	01/12/24	2		08/15/24
Totals					185,828.72	900,785.48	28,372.72	48,693,257.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		29,260,360	29,260,360	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		683,170,575	634,809,869	26,442,945		21,917,761
> 60 Months		88,845,652	88,845,652	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	801,276,587	752,915,881	0	26,442,945	0	21,917,761
Sep-24	802,128,533	753,679,367	0	0	26,489,645	21,959,521
Aug-24	802,918,466	754,387,116	0	21,998,629	26,532,720	0
Jul-24	803,535,042	754,921,820	22,037,599	0	26,575,623	0
Jun-24	834,181,711	807,559,905	0	26,621,806	0	0
May-24	834,770,782	808,106,431	26,664,350	0	0	0
Apr-24	837,134,131	810,423,943	0	0	26,710,188	0
Mar-24	837,718,409	810,966,032	0	0	26,752,377	0
Feb-24	838,395,511	811,594,161	0	26,801,350	0	0
Jan-24	851,068,556	824,225,384	26,843,172	0	0	0
Dec-23	851,662,897	851,662,897	0	0	0	0
Nov-23	852,304,410	852,304,410	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300571959	26,442,944.67	26,575,622.50	23,100,000.00	02/26/24	(70,082.51)	(0.07770)	06/30/24	06/06/29	295
13	301741423	21,917,760.98	22,117,635.03	5,750,000.00	08/22/24	(161,752.76)	(0.23010)	06/30/24	08/06/29	297
Totals		48,360,705.65	48,693,257.53	28,850,000.00		(231,835.27)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300571959	OF	TX	01/12/24	98

The receiver was appointed, effective 4/1, and has engaged an experienced property management and leasing team to reposition the asset. Since then, renewals for Comerica Bank, Wholesome Sweeteners, Karam Law Office, and Universal

Surgical have been executed, with ongoing negotiations for a number of other tenant renewals. Given the challenging office submarket conditions, SS is evaluating all options in an effort to maximize recovery on the Loan. The Loan transferred to special servicing, effective 1/12/2 4 due to payment default. Counsel issued a default letter on 1/25/2024 and a notice of acceleration on 2/2/2024. An executed PNA is in place. The receiver is remitting any excess cash generated by the property to the trust and funds are being used to reduce exposure, including P&I advances.
13	301741423	OF	TN	01/12/24	2

Transferred to Special Servicing 01/12/24 due to Imminent Payment Default. The Borrower subsequently defaulted and the Loan is past due for the June 2024 payment .Borrower and SS continue to negotiate a potential DPO. At the same time,

SS is positioning to move forward with a foreclosure action should negotiations between the parties fail to reach a mutually acceptable resolution.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	322150004	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4A	322150104	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4B	322150204	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
4C	322150304	0.00	4.59000%	0.00	4.59000%	10	10/28/20	09/01/20	12/11/20
47	300571967	5,903,094.84	5.00000%	5,903,094.84	5.00000%	10	07/17/20	04/06/20	10/13/20
Totals		5,903,094.84		5,903,094.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,518.68	0.00	0.00	26,100.34	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,574.90	0.00	0.00	54,830.25	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	0.00	0.00	249.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,093.58	0.00	249.33	80,930.59	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		91,273.50

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29